FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured or disclosed at fair value on a recurring basis	¥ 0
Liabilities measured or disclosed at fair value on a recurring basis	0
Significant other observable inputs (Level 2) | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liability		¥ 701,776
Total liability measured at fair value		701,776
Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured or disclosed at fair value on a recurring basis	0	0
Liabilities measured or disclosed at fair value on a recurring basis	¥ 0	¥ 0